Related Parties (Details) - Schedule of other related party transactions - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of other related party transactions [Abstract]
Short-term employee benefits		$ 77,837
Share based payment	$ 77,279	$ 774,700